Valent Technologies LLC Agreement (Detail Textuals)	3 Months Ended		6 Months Ended				12 Months Ended				1 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended			1 Months Ended	6 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Warrants	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2014 Series A Preferred Stock [Member]	Jun. 30, 2014 Series A Preferred Stock [Member]	Sep. 30, 2014 Valent Technologies, LLC USD ($)	Dec. 31, 2014 Valent Technologies, LLC USD ($)	Dec. 31, 2013 Valent Technologies, LLC USD ($)	Dec. 31, 2014 Valent Technologies, LLC USD ($)	Dec. 31, 2013 Valent Technologies, LLC USD ($)	Sep. 30, 2014 Valent Technologies, LLC Series A Preferred Stock [Member] USD ($)	Jan. 25, 2013 DelMar Pharmaceuticals, Inc	Jun. 30, 2014 Loan agreement Valent Technologies, LLC USD ($)	Dec. 31, 2013 Loan agreement Valent Technologies, LLC USD ($)	Dec. 31, 2012 Loan agreement Valent Technologies, LLC USD ($)	Feb. 03, 2011 Loan agreement Valent Technologies, LLC USD ($)	Feb. 01, 2012 Loan agreement Valent Technologies, LLC Warrants CAD	Sep. 12, 2010 Assignment Agreement USD ($)	Sep. 12, 2010 Assignment Agreement Valent Technologies, LLC USD ($)
Agreement [Line Items]
Consideration to acquire the prototype drug product																										$ 250,000
Leaset amount of financing transaction																											2,000,000
Issuance of common shares to Valent for future royalty reduction																				1,150,000
Loan amount																								250,000
Unsecured loan interest bearing rate																								3.00%
Loan payable								264,352						278,530							276,439	272,372	264,352
Aggregate accrued interest														28,530							26,439	22,372	14,352
Number of warrants issued										200,000															500,000
Exercise price of warrants (in Canadian dollars per warrant)	$ 0.65		$ 0.65																						0.50
Fair value of the contingent warrants									89,432
Maturity date of loan																					Jun. 30, 2019
Term of loan																					5 years
Preferred stock, issued											278,530	278,530		278,530
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001											$ 1.00
Preferred stock, dividend rate percentage											3.00%
Interest expense		(2,044)	(2,091)	(4,067)	(4,073)	(3,947)	(8,020)	(7,521)
Dividend Payable	2,089		2,089
Accrued dividend payable															2,089		2,089
Loans payable to accured interest														$ 2,091		$ 2,044		$ 4,073